Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 6,286	$ 5,010	$ 10,300	$ 8,987	$ 7,873
Adjustments to reconcile net income to net cash from operating activities:
Stock based compensation	282	216	531	2,006	536
Depreciation	841	817	1,672	1,499	1,411
Valuation allowance on buildings held for sale					269
Provision for loan losses	1,255	1,330	3,047	1,200	2,583
Net accretion (amortization) of purchase valuation adjustments	192	(272)	(380)	(123)	(1,100)
Amortization (accretion) of premiums and discounts on securities	1,265	1,074	2,309	1,268	(1,296)
Amortization of intangibles	176	121	275	363	487
Deferred income taxes	(34)	(57)	2,427	963	2,648
FHLB stock dividends	(327)	(96)	(407)	(43)	(41)
Loss (gain) on sales and valuation adjustments on other real estate owned	(142)	18	(44)	(376)	484
Net loss (gain) on securities transactions	(479)	(370)	(756)	(986)	(500)
Loss (gain) on disposal of premise and equipment	(39)	(9)	11	(36)	(16)
Loss (gain) on sales of buildings held for sale				(112)	67
Loss (gain) on sales of branches				20
Loss (gain) on sales of loans	(496)	(492)	(903)	(717)	(481)
Originations of loans held for sale	(21,987)	(22,341)	(41,407)	(31,845)	(22,400)
Proceeds from the sale of loans held for sale	21,985	21,479	39,703	32,012	24,786
Increase in the value of bank owned life insurance	(497)	(466)	(957)	(960)	(953)
Change in fair value of derivatives recognized in earnings	4	16	13	33	(22)
Gain on acquisition			(682)
Net change in:
Interest receivable	217	(389)	(751)	176	463
Other assets	(314)	4	(2,551)	3,361	3,334
Interest payable and other liabilities	(918)	359	2,170	(3,015)	(2,049)
Net cash provided by (used in) operating activities	7,270	5,952	13,620	13,675	16,083
Cash flows (to) from investing activities
Purchases of available-for-sale securities	(25,576)	(44,543)	(108,997)	(30,266)	(128,127)
Purchases of held-to-maturity securities	(25,811)	(69,064)	(97,103)	(15,343)	(44,239)
Proceeds from sales, calls, pay-downs, and maturities of available-for-sale securities	82,774	25,066	60,088	46,638	35,313
Proceeds from calls, pay-downs and maturities of held-to-maturity securities	19,677	23,419	46,322	35,208	35,187
Net change in interest-bearing time deposits in other banks		250	750	(2,000)	(1,250)
Net change in loans	(21,038)	(107,860)	(150,625)	(68,566)	57,662
Purchase of premises and equipment	(863)	(5,117)	(5,736)	(4,676)	(1,837)
Proceeds from sale of premise and equipment	175	15	15	1,054	226
Proceeds from sale of buildings held for sale				749	809
Net redemption (purchase) of FHLB and FRB stock	465	(6,555)	(4,875)	(19)	343
Proceeds from sale of other real estate owned	2,391	538	2,266	4,368	4,487
Purchase of bank owned life insurance					(4,000)
Redemption of bank owned life insurance				30	184
Net cash transferred in branch sale				(13,755)
Net cash paid for acquisition of First Independence			(9,046)
Net cash (used in) investing activities	32,194	(183,851)	(266,941)	(46,578)	(45,242)
Cash flows (to) from financing activities
Net increase (decrease) in deposits	(19,153)	22,986	147,952	51,850	(42,971)
Net change in federal funds purchased and retail repurchase agreements	2,020	(1,062)	(4,539)	(149)	3,380
Net borrowings (payments) on Federal Home Loan Bank line of credit	2,209	150,312	128,895	16,544
Principal payments on Federal Home Loan Bank term advances		(4,432)	(36,035)	(4,852)	(8,602)
Borrowings on bank stock loan			5,014	15,540
Principal payments on bank stock loan	(18,612)	(777)	(1,554)	(388)
Proceeds from issuance of common stock, net			38,945
Issuance of employee stock loan		(1,215)	(1,215)
Principal payments on employee stock loan			973
Proceeds from the exercise of employee stock options	109
Redemption of preferred stock	(16,372)			(15,540)
Purchase of treasury stock				(17,221)	(571)
Net change in contractual obligations	(262)	(136)	(53)	(990)	(858)
Dividends paid on preferred stock	(42)	(82)	(164)	(804)	(970)
Excess tax benefits as a result of the distribution of common stock in termination of the restricted stock unit plan recognized as an increase in additional paid-in capital		224	224
Excess tax benefits recognized on exercise of employee stock options	12
Net cash provided by (used in) financing activities	(50,091)	165,818	278,443	43,990	(50,592)
Net change in cash and cash equivalents	(10,627)	(12,081)	25,122	11,087	(79,751)
Cash and cash equivalents, beginning of period	56,829	31,707	31,707	20,620	100,371
Ending cash and cash equivalents	46,202	19,626	56,829	31,707	20,620
Supplemental cash flow information:
Interest paid	4,167	2,877	6,670	6,294	9,422
Income taxes paid, net of refunds	1,580	2,090	2,938	1,623
Supplemental noncash disclosures:
Other real estate owned acquired in settlement of loans	1,336	2,543	3,164	1,414	2,721
Reclassification of assets to held for sale					11
Preferred stock dividends payable at period end		41
Fair value of securities transferred from available-for-sale to held-to-maturity					239,592
Securities purchased but not settled	$ 1,954
Fair value of securities transferred from held-to-maturity to available-for-sale				6,188
Loans purchased but not settled		$ 5,000
Investment in tax credits (included in other assets) through issuance of committed funding (included in contractual obligations)					2,475
Deposits transferred in branch sale				17,014
Premises and equipment transferred in branch sale				3,085
First Independence Corporation and Subsidiary [Member]
Supplemental noncash disclosures:
Total fair value of assets acquired in purchase of First Independence, net of cash			129,341
Total fair value of liabilities acquired in purchase of First Independence			119,613
Preferred Stock [Member]
Supplemental noncash disclosures:
Preferred stock dividends payable at period end			$ 41	$ 41	$ 144